Metropolitan Life Insurance Company

200 Park Avenue

New York, NY 10166-0005

May 3, 2024

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: Metropolitan Life Insurance Company

 Metropolitan Life Separate Account UL

 File Nos. 033-91226/811-06025

 Group Variable Universal Life Insurance Policies

 Rule 497(j) Certification

Ladies and Gentlemen:

On behalf of Metropolitan Life Insurance Company (the “Company”) and Metropolitan Life Separate Account UL (the “Separate Account”), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of the Prospectus and Statement of Additional Information (“SAI”), both dated April 29, 2024, being used for certain flexible premium variable universal life insurance policies offered by the Company through the Separate Account and otherwise required to be filed under paragraph (c) of Rule 497 do not differ from the Prospectus and SAI contained in Post-Effective Amendment No. 33 to the Registration Statement filed electronically with the Commission on April 23, 2024.

If you have any questions, please contact me at (212) 578-9071.

Sincerely,

/s/ Robin Wagner

Robin Wagner, Esq.

Associate General Counsel

Metropolitan Life Insurance Company